PRIVATE PLACEMENT (Details) - USD ($)	3 Months Ended	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Jan. 31, 2021	Sep. 30, 2021
Northern Genesis Acquisition Corp. II
Private Placement (Details) [Line Items]
Warrant price per share			$ 10.00
Proceeds from sale of Private Placement Warrants			$ 10,030,000
Preferred stock price per share	$ 10.00		$ 11.50
Private Placement [Member]
Private Placement (Details) [Line Items]
Preferred stock price per share		$ 11.50
Private Placement [Member] | Northern Genesis Acquisition Corp. II
Private Placement (Details) [Line Items]
Aggregate of purchase shares (in Shares)		6,686,667	6,686,667
Warrant price per share		$ 1.50	$ 1.50
Proceeds from sale of Private Placement Warrants		$ 10,030,000	$ 10,030,000
Preferred stock price per share			$ 11.50
Subsequent Event [Member] | Private Placement [Member] | Northern Genesis Acquisition Corp. II
Private Placement (Details) [Line Items]
Aggregate of purchase shares (in Shares)	6,686,667
Warrant price per share	$ 1.50
Preferred stock price per share	$ 11.50
Subsequent Event [Member] | Over-Allotment Option [Member] | Northern Genesis Acquisition Corp. II
Private Placement (Details) [Line Items]
Proceeds from sale of Private Placement Warrants	$ 10,030,000